S000069099 [Member] Expense Example, No Redemption - WESTERN ASSET SMASh SERIES CORE COMPLETION FUND - SMASh SERIES CORE COMPLETION FUND	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	37
Expense Example, No Redemption, 5 Years	78
Expense Example, No Redemption, 10 Years	$ 199